Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)
Note 15 – Quarterly Results (Unaudited)
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2016, 2015 and 2014:

	Quarters Ended
(In thousands, except share and per share data)	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016
Total revenues	$33,272	$32,977	$32,988	$34,068
Net loss	$(2,979)	$(1,214)	$(2,986)	$(2,052)
Basic and diluted weighted-average shares outstanding	97,448,826	98,359,167	99,152,942	99,253,815
Basic and diluted net loss per share	$(0.03)	$(0.01)	$(0.03)	$(0.02)

	Quarters Ended
(In thousands, except share and per share data)	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
Total revenues	$21,095	$22,648	$27,888	$33,547
Net income (loss)	$46	$4,999	$(6,108)	$(330)
Basic weighted-average shares outstanding	95,040,086	95,915,695	96,400,048	97,070,924
Basic net income (loss) per share	$0.00	$0.05	$(0.06)	$0.00
Diluted weighted-average shares outstanding	95,040,288	95,929,948	96,400,048	97,070,924
Diluted net income (loss) per share	$0.00	$0.05	$(0.06)	$0.00

	Quarters Ended
(In thousands, except share and per share data)	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Total revenues	$2,799	$4,278	$6,755	$14,277
Net loss	$(599)	$(2,913)	$(4,773)	$(4,347)
Basic and diluted weighted-average shares outstanding	12,997,881	29,000,403	61,255,619	92,685,013
Basic and diluted net loss per share	$(0.05)	$(0.10)	$(0.08)	$(0.05)